PUT OPTION LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
PUT OPTION LIABILITIES
Schedule of roll forward of put option liabilities

	Meritz put option
	(Note 14)	LGIL put option	Total
	US$	US$	US$
Balance as of December 31, 2023	—	11,884	11,884
Issuance of put options	130,082	—	130,082
Change in fair values	45,132	(11,447)	33,685
Balance as of June 30, 2024	175,214	437	175,651
- Current portion	—	437	437
- Non-current portion	175,214	—	175,214

US$
Balance as of December 31, 2022	—
Issuance of put options	9,376
Change in fair values	2,508
Balance as of December 31, 2023	11,884

Schedule of assumption used for fair value of the put option liabilities using the scenario-weighted average method with binominal model

	As of December 31, 2023
Risk‑free interest rate	4.87%
Expected volatility	26.33%
Expected dividend yield	0.00%
Remaining term	1.5	years
Probability of exercise condition	50.00%
Fair value of underlying ordinary share of LGIL	US$0.81